Tangible Equity Units (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	Jul. 01, 2019	Jul. 31, 2019	Dec. 31, 2019
Total proceeds, net of issuance costs		$ 278,875	$ 278,875
TEU price per share		$ 50	$ 50.00
Maturity date			Jun. 30, 2022
Initial principal amount			$ 8.2378
Stated interest rate			5.50%
Settlement date			Jun. 30, 2022
Carrying value of senior amortizing notes			$ 38,626
Fair value of senior amortizing notes			$ 40,365
Minimum [Member]
Share offering			18,429,325
Share price			$ 13.00
Maximum [Member]
Share offering			22,115,075
Share price			$ 15.60
March 30 [Member]
Cash installment			0.7500
June 30 [Member]
Cash installment			0.7500
December 30 [Member]
Cash installment			0.7500
September 30 [Member]
Cash installment			0.7417
Applicable Market Value is greater than $15.60 per share [Member]
Share price			15.60
Conversion to shares			3.2051
Applicable Market Value is less than or equal to $15.60 per share but greater than or equal to $13.00 per share [Member]
TEU price per share			50
Applicable Market Value is less than or equal to $15.60 per share but greater than or equal to $13.00 per share [Member] | Minimum [Member]
Share price			13.00
Applicable Market Value is less than or equal to $15.60 per share but greater than or equal to $13.00 per share [Member] | Maximum [Member]
Share price			15.60
Applicable Market Value is less than $13.00 per share [Member]
Share price			13.00
Conversion to shares			$ 3.8461
Tangible Equity Units [Member]
Tangible equity unit offering	5,750,000	5,750,000
Total proceeds, net of issuance costs	$ 278,875